Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule of Changes in Valuation and Qualifying Accounts

The following table presents the changes in the Company’s valuation and qualifying accounts.

	Balance of beginning of period	Increase / (Decrease)	Utilization	Other comprehensive Income / (Loss)	Balance at end of period
2017
Allowance for doubtful accounts	3,513	818	(984)	(183)	3,164
2016
Allowance for doubtful accounts	3,401	2,548	(2,515)	79	3,513
2015
Allowance for doubtful accounts	7,493	2,142	(5,388)	(846)	3,401